                     METROPOLITAN LIFE SEPARATE ACCOUNT E
               PREFERENCE PREMIER(R) VARIABLE ANNUITY CONTRACTS
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
                    (OFFERED ON AND AFTER OCTOBER 7, 2011)

                        SUPPLEMENT DATED APRIL 30, 2012
                    TO THE PROSPECTUS DATED APRIL 30, 2012

This supplements the prospectus dated April 30, 2012 for the Preference Premier variable annuity contracts issued by Metropolitan Life Insurance Company (offered on and after October 7, 2011).

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the table noted below.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

The Prospectus is revised as follows:

Your variable annuity contract offers the following portfolios: The BlackRock Large Cap Core Portfolio -- Class B and the Dreman Small Cap Value Portfolio -- Class B of the Met Investors Fund and the Loomis Sayles Small Cap Core Portfolio -- Class B, the MetLife Mid Cap Stock Index Portfolio -- Class B and the Russell 2000(R) Index Portfolio -- Class B of the Metropolitan Fund.

The information in the table below replaces the disclosure regarding the portfolios noted above contained in the section of the Prospectus titled "Table 4 -- Portfolio Fees and Expenses as of December 31, 2011 (unless otherwise noted)."

Table 4--Portfolio Fees and Expenses as of December 31, 2011 (unless otherwise noted)
(as a percentage of average daily net assets).

  MET INVESTORS FUND
                                                          DISTRIBUTION          ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
                                                             AND/OR             FUND FEES  ANNUAL    WAIVER AND/OR   ANNUAL
                                               MANAGEMENT   SERVICE     OTHER      AND    OPERATING     EXPENSE     OPERATING
                                                  FEE     (12b-1) FEES EXPENSES EXPENSES  EXPENSES   REIMBURSEMENT  EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Core Portfolio -- Class B.    0.59%       0.25%      0.05%    0.01%     0.90%        0.01%        0.89%
Dreman Small Cap Value Portfolio -- Class B...    0.78%       0.25%      0.07%    0.07%     1.17%        0.00%        1.17%
-----------------------------------------------------------------------------------------------------------------------------

  METROPOLITAN FUND -- CLASS B
                                                   DISTRIBUTION          ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
                                                      AND/OR             FUND FEES  ANNUAL    WAIVER AND/OR   ANNUAL
                                        MANAGEMENT   SERVICE     OTHER      AND    OPERATING     EXPENSE     OPERATING
                                           FEE     (12b-1) FEES EXPENSES EXPENSES  EXPENSES   REIMBURSEMENT  EXPENSES
----------------------------------------------------------------------------------------------------------------------
Loomis Sayles Small Cap Core Portfolio.    0.90%       0.25%      0.06%    0.09%     1.30%        0.08%        1.22%
MetLife Mid Cap Stock Index Portfolio..    0.25%       0.25%      0.05%    0.02%     0.57%        0.00%        0.57%
Russell 2000(R) Index Portfolio........    0.25%       0.25%      0.06%    0.08%     0.64%        0.00%        0.64%
----------------------------------------------------------------------------------------------------------------------

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

This supplement should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, if purchased through a MetLife sales representative, write to us at P.O. Box 10342, Des Moines, IA 50306-0342 (Attention: Fulfillment Unit-Preference Premier) or call us at (800) 638-7732 to request a free copy. If purchased through a New England Financial(R) (NEF) sales representative, write to us at P.O. Box 14594, Des Moines, IA 50306-0342 or call us at
(800) 435-4117 to request a free copy.